Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Related Party Transactions
32. RELATED PARTY TRANSACTIONS

The Company’s related parties include its subsidiaries, associates over which it exercises significant influence, and key management personnel. Transactions with the Company's subsidiaries have been eliminated on consolidation. Maverix ceased to be a related party after March 31, 2022 when the Company determined that it no longer held significant influence (Note 13). There were no other related party transactions for the years ended December 31, 2022 and 2021.
Compensation of key management personnel
Key management personnel compensation is comprised of:

	2022	2021
Short-term employee benefits (1)	$11,702	$18,592
Post-employment benefits (2)	1,020	1,130
Share-based payments (3)	2,286	2,281
	$15,008	$22,003
(1)Includes annual salary and short-term incentives, RSUs, and PSUs paid by the Company.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes annual stock option, and common share grants.